Pension Benefit Plans - (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures
The net periodic benefit cost of the noncontributory defined benefit pension plans incurred during the nine-month periods ended September 27, 2019 and September 28, 2018 are reflected in the following captions in the accompanying Consolidated and Combined Condensed Statements of Earnings ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Service cost:
Selling, general and administrative expenses	$(6.8)	$(7.5)
Other net periodic pension costs:
Nonoperating income (expense)	1.6	1.9
Total	$(5.2)	$(5.6)

Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Funded Status
The following sets forth the funded status of the Company’s plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	Pension Benefits
	2018	2017
Change in pension benefit obligation:
Benefit obligation at beginning of year	$(165.6)	$(144.1)
Service cost	(10.0)	(8.0)
Interest cost	(2.0)	(1.9)
Employee contributions	(4.2)	(3.5)
Benefits and other expenses paid	7.2	3.8
Actuarial gain (loss)	12.3	(7.3)
Amendments, settlements and curtailments	18.7	3.3
Foreign exchange rate impact	3.6	(7.9)
Benefit obligation at end of year	(140.0)	(165.6)
Change in plan assets:
Fair value of plan assets at beginning of year	106.5	92.9
Actual return on plan assets	0.3	4.1
Employer contributions	7.5	7.0
Employee contributions	4.2	3.5
Amendments and settlements	(18.6)	(2.0)
Benefits and other expenses paid	(7.2)	(3.8)
Foreign exchange rate impact	(2.5)	4.8
Fair value of plan assets at end of year	90.2	106.5
Funded status	$(49.8)	$(59.1)

Defined Benefit Plan, Assumptions
Weighted average assumptions used to determine net periodic pension cost at date of measurement:

	2018	2017
Discount rate	1.3%	1.3%
Expected long-term return on plan assets	3.6%	3.7%
Rate of compensation increase	1.3%	1.3%

Weighted average assumptions used to determine benefit obligations at date of measurement:

	2018	2017
Discount rate	1.3%	1.3%
Rate of compensation increase	1.3%	1.3%

Schedule of Net Benefit Costs
The following sets forth the components of the Company’s net periodic benefit cost of the noncontributory defined benefit pension plans ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Service cost	$(6.8)	$(7.5)
Interest cost	(1.6)	(1.5)
Expected return on plan assets	2.3	2.9
Amortization of initial net obligation	(0.1)	(0.2)
Amortization of prior service credit	0.1	0.1
Amortization of net loss	(0.3)	(0.6)
Curtailment and settlement gains recognized	1.2	1.2
Net periodic pension cost	$(5.2)	$(5.6)

Components of net periodic pension cost:

($ in millions)	2018	2017
Service cost	$(10.0)	$(8.0)
Interest cost	(2.0)	(1.9)
Expected return on plan assets	3.8	3.6
Amortization of initial net obligation	(0.2)	(0.3)
Amortization of prior service credit	0.1	0.1
Amortization of net loss	(0.8)	(1.1)
Settlement gain (loss) recognized	1.8	(0.3)
Net periodic pension cost	$(7.3)	$(7.9)

Schedule of Defined Benefit Plans Disclosures	The net periodic benefit cost of the noncontributory defined benefit pension plans incurred during the years ended December 31, 2018, 2017 and 2016 are reflected in the following captions in the accompanying Combined Statement of Earnings ($ in millions):

	Year Ended December 31
	2018	2017	2016
Service cost:
Selling, general and administrative expenses	$(10.0)	$(8.0)	$(6.0)
Other net periodic pension costs:
Nonoperating income (expense), net	2.7	0.1	(1.1)
Total	$(7.3)	$(7.9)	$(7.1)

Schedule of Allocation of Plan Assets
The fair values of the Company’s pension plan assets as of December 31, 2018, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$0.3	$—	$—	$0.3
Fixed income securities:
Corporate bonds	—	5.0	—	5.0
Insurance contracts	—	69.2	—	69.2
Total	$0.3	$74.2	$—	$74.5
Investments measured at NAV (a):
Mutual funds				15.7
Total assets at fair value				$90.2
______________

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total plan assets.
The fair values of the Company’s pension plan assets as of December 31, 2017, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$0.3	$—	$—	$0.3
Fixed income securities:
Corporate bonds	—	5.7	—	5.7
Insurance contracts	—	82.4	—	82.4
Total	$0.3	$88.1	$—	$88.4
Investments measured at NAV (a):
Mutual funds				18.1
Total assets at fair value				$106.5
______________
(a)
The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total plan assets.

Schedule of Expected Benefit Payments
The following sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ($ in millions):

2019	$5.9
2020	5.7
2021	5.6
2022	5.5
2023	5.6
2024 - 2028	29.0